INTANGIBLE ASSETS, NET - Amortization (Details) - Intangible assets excluding brand names and master brand agreement ¥ in Millions	Dec. 31, 2023 CNY (¥)
Estimated amortization expense
2024	¥ 33
2025	32
2026	29
2027	24
2028	23
Thereafter	132
Total	¥ 273